Cover	Mar. 07, 2024
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 07, 2024
Entity File Number	001-40985
Entity Registrant Name	NEXTNAV INC.
Entity Central Index Key	0001865631
Entity Tax Identification Number	87-0854654
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1775 Tysons Blvd.
Entity Address, Address Line Two	5th Floor
Entity Address, City or Town	McLean
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22102
City Area Code	800
Local Phone Number	775-0982
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock, par value $0.0001 per share
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	NN
Security Exchange Name	NASDAQ
Warrants, each to purchase one share of Common Stock
Title of 12(b) Security	Warrants, each to purchase one share of Common Stock
Trading Symbol	NNAVW
Security Exchange Name	NASDAQ